Stock Compensation (Details)	6 Months Ended
Dec. 31, 2013
Stock Compensation [Abstract]
Granted but not issued, Beginning balance, Shares	338,368
Issued
Granted	170,632
Granted but not issued, Ending balance, Shares	509,000